UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Maxim Series Fund, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

MAXIM SERIES FUND, INC.

Maxim Stock Index Portfolio

Semi-Annual Report

June 30, 2010

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. (the “Fund”). Such offering is made only by the prospectus(es) of the Fund, which include details as to offering price and other information.

MAXIM SERIES FUND, INC.
Financial Reports for the Six Months Ended June 30, 2010
Maxim Stock Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2010
UNAUDITED

ASSETS:
Investments in securities, market value (including $3,315,993 of securities on loan) (1)	$259,923,851
Cash	69,228
Dividends receivable	335,883
Subscriptions receivable	185,636
Receivable for investments sold	8,244

Total assets	260,522,842

LIABILITIES:
Due to investment adviser	147,058
Payable upon return of securities loaned	3,410,236
Redemptions payable	73,511
Variation margin on futures contracts	35,576

Total liabilities	3,666,381

NET ASSETS	$256,856,461

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,714,596
Additional paid-in capital	276,618,069
Net unrealized depreciation on investments and futures contracts	(7,053,400)
Undistributed net investment income	64,986
Accumulated net realized loss on investments and futures contracts	(14,487,790)

NET ASSETS	$256,856,461

NET ASSET VALUE PER OUTSTANDING SHARE	$14.98
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	105,000,000
Outstanding	17,145,958

(1) Cost of investments in securities	$266,854,597

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2010
UNAUDITED

INVESTMENT INCOME:
Interest	$1,098
Income from securities lending	6,306
Dividends	2,736,294

Total income	2,743,698

EXPENSES:
Management fees	860,939

NET INVESTMENT INCOME	1,882,759

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	1,371,609
Net realized loss on futures contracts	(332,592)
Change in net unrealized depreciation on investments	(20,071,202)
Change in net unrealized depreciation on futures contracts	(170,487)

Net realized and unrealized loss on investments and futures contracts	(19,202,672)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,319,913)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2010 AND YEAR ENDED DECEMBER 31, 2009

	2010	2009
	UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,882,759	$4,541,862
Net realized gain (loss) on investments	1,371,609	(3,346,533)
Net realized gain (loss) on futures contracts	(332,592)	1,124,195
Change in net unrealized appreciation (depreciation) on investments	(20,071,202)	60,907,622
Change in net unrealized appreciation (depreciation) on futures contracts	(170,487)	(15,032)

Net increase (decrease) in net assets resulting from operations	(17,319,913)	63,212,114

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,817,773)	(4,482,239)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	11,881,670	29,852,007
Reinvestment of distributions	1,817,773	4,482,239
Redemptions of shares	(30,114,985)	(56,002,399)

Net decrease in net assets resulting from share transactions	(16,415,542)	(21,668,153)

Total increase (decrease) in net assets	(35,553,228)	37,061,722

NET ASSETS:
Beginning of period	292,409,689	255,347,967

End of period (1)	$256,856,461	$292,409,689

OTHER INFORMATION:

SHARES:
Sold	715,811	2,203,912
Issued in reinvestment of distributions	116,152	308,454
Redeemed	(1,820,335)	(4,131,065)

Net decrease	(988,372)	(1,618,699)

(1) Including undistributed net investment income	$64,986

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$16.12		$12.93	$21.71	$22.49	$21.27	$22.10

Income from Investment Operations

Net investment income	0.11		0.24	0.31	0.31	0.30	0.28
Net realized and unrealized gain (loss)	(1.14)		3.19	(8.32)	0.84	2.79	0.83

Total Income (Loss) From
Investment Operations	(1.03)		3.43	(8.01)	1.15	3.09	1.11

Less Distributions

From net investment income	(0.11)		(0.24)	(0.31)	(0.31)	(0.30)	(0.28)
From net realized gains				(0.46)	(1.62)	(1.57)	(1.66)

Total Distributions	(0.11)		(0.24)	(0.77)	(1.93)	(1.87)	(1.94)

Net Asset Value, End of Period	$14.98		$16.12	$12.93	$21.71	$22.49	$21.27

Total Return ±	(6.44%)	^	26.76%	(37.26%)	5.14%	14.69%	5.02%

Net Assets, End of Period ($000)	$256,856		$292,410	$255,348	$464,318	$502,295	$515,700

Ratio of Expenses to Average Net Assets	0.60%	*	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to
Average Net Assets	1.31%	*	1.76%	1.69%	1.33%	1.31%	1.24%

Portfolio Turnover Rate	3.10%	^	12.93%	6.63%	7.70%	7.83%	8.19%

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or
	expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2010
UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of fifty-four portfolios.  Interests in the Maxim Stock Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund.  The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market.  The Portfolio is diversified as defined in the 1940 Act.  The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of June 30, 2010, the inputs used to value the Portfolio’s investments were as detailed in the following table.  At no point during the period did the Portfolio hold securities valued with Level 3 inputs.

Description	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Common Stock
Aerospace & defense		6,702,103		-		-		6,702,103
Agriculture		464,982		-		-		464,982
Air freight		2,344,481		-		-		2,344,481
Airlines		287,498		-		-		287,498
Auto parts & equipment		671,580		-		-		671,580
Automobiles		1,000,306		-		-		1,000,306
Banks		7,938,327		-		-		7,938,327
Biotechnology		5,038,021		-		-		5,038,021
Broadcast/media		6,914,938		-		-		6,914,938
Building materials		154,024		-		-		154,024
Chemicals		4,908,549		-		-		4,908,549
Communications - equipment		5,684,099		-		-		5,684,099
Computer hardware &
systems		14,580,623		-		-		14,580,623
Computer software &
services		13,760,153		-		-		13,760,153
Conglomerates		5,372,580		-		-		5,372,580
Containers		862,299		-		-		862,299
Cosmetics & personal care		810,270		-		-		810,270
Distributors		644,230		-		-		644,230
Electric companies		4,987,470		-		-		4,987,470
Electronic instruments &
equipment		3,138,552		-		-		3,138,552
Electronics - semiconductor		6,386,807		-		-		6,386,807
Engineering & construction		962,089		-		-		962,089
Financial services		13,180,126		-		-		13,180,126
Food & beverages		14,592,921		-		-		14,592,921
Gold, metals & mining		2,693,488		-		-		2,693,488
Health care related		5,914,142		-		-		5,914,142
Homebuilding		417,288		-		-		417,288
Hotels/motels		799,455		-		-		799,455
Household goods		7,148,764		-		-		7,148,764
Independent power producer		458,948		-		-		458,948
Insurance related		10,154,346		-		-		10,154,346
Investment bank/brokerage
firm		3,263,602		-		-		3,263,602
Leisure & entertainment		740,139		-		-		740,139
Machinery		5,216,730		-		-		5,216,730
Manufacturing		205,841		-		-		205,841
Medical products		5,142,056		-		-		5,142,056
Miscellaneous		415,341		-		-		415,341
Office equipment & supplies		596,637		-		-		596,637
Oil & gas		25,952,721		-		-		25,952,721
Paper & forest products		540,289		-		-		540,289
Personal loans		1,978,308		-		-		1,978,308
Pharmaceuticals		14,496,404		-		-		14,496,404
Photography/imaging		28,171		-		-		28,171
Pollution control		888,124		-		-		888,124
Printing & publishing		588,078		-		-		588,078
Railroads		1,918,717		-		-		1,918,717
Real estate		4,966,113		-		-		4,966,113
Restaurants		3,101,179		-		-		3,101,179
Retail		10,820,171		-		-		10,820,171
Savings & loans		598,646		-		-		598,646
Shoes		669,882		-		-		669,882
Specialized services		5,092,334		-		-		5,092,334
Telephone &
telecommunications		7,130,226		-		-		7,130,226
Textiles		775,087		-		-		775,087
Tobacco		3,655,460		-		-		3,655,460
Transportation		328,669		-		-		328,669
Utilities		4,377,726		-		-		4,377,726
Water		60,625		-		-		60,625
Short-term Investments		3,410,236		3,992,880		-		7,403,116
Total Assets		255,930,971		3,992,880		-		259,923,851
Liabilities
Other Financial Instruments*		35,576		-		-		35,576
Total Liabilities		35,576		-		-		35,576
Total		$255,895,395		$3,992,880		$-		$259,888,275

*Other financial instruments consist of futures.  Futures are reported at their variation margin as of June 30, 2010.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security.  When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).  The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders.  Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements.  Accordingly, no provision for federal income or excise taxes has been made.  The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2006 through December 31, 2009.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06).  ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers.  In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity.  ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010.  The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011.  The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A.  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio.   The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.  FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $130,500 for the six months ended June 30, 2010. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $8,695,712 and $26,736,441, respectively.  For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2010, the U.S. Federal income tax cost basis was $279,630,432.  The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $49,499,288 and gross depreciation of securities in which there was an excess of tax cost over value of $69,205,869 resulting in net depreciation of $19,706,581.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order to equitize cash with the objective of minimizing risk of expected tracking error versus the benchmark index.  Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Valuation of derivative instruments as of June 30, 2010 is as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures Contracts	-	-	Variation margin on futures contracts	$35,576

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 is as follows:

	Realized Gain/Loss		Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Amount	Statement of Operations Location	Amount
Futures Contracts	Net realized loss on futures contracts	$(332,592)	Change in net unrealized depreciation on futures contracts	$(170,487)

The number of futures contracts held at June 30, 2010 is representative of futures contracts activity during the six months ended June 30, 2010.

6.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian.  Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions.  In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest.  Cash collateral is invested in securities approved by the Board of Directors.  On the Statement of Assets and Liabilities the security purchased with cash collateral is included in Investments in securities, while the corresponding liability appears as Payable upon return of securities loaned.  The security is also included in the Schedule of Investments.  As of June 30, 2010 the Portfolio had securities on loan valued at $3,315,993 and received collateral of $3,410,236 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities.  The Portfolio also continues to receive interest or dividends on the securities loaned.  The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

8.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the date of the Statement of Assets and Liabilities, including the estimates inherent in the process of preparing these financial statements, through the issuance date of the financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

SUMMARY OF INVESTMENTS BY SECTOR
JUNE 30, 2010

% of Portfolio
Sector	Investments
Communications	7.59%
Consumer Products & Services	21.42%
Financial Services	15.96%
Health Care Related	11.77%
Industrial Products & Services	5.53%
Natural Resources	11.58%
Short Term Investments (inc Sec Lend Collat)	2.85%
Technology	17.15%
Transportation	2.52%
Utilities	3.63%
100.00%

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 2.61%
848	Alliant Techsystems Inc *	52,627
2,582	BE Aerospace Inc *	65,660
18,687	Boeing Co	1,172,609
9,504	General Dynamics Corp	556,554
3,118	Goodrich Corp	206,568
18,853	Honeywell International Inc	735,833
4,634	ITT Corp	208,159
2,828	L-3 Communications Holdings Inc	200,336
7,770	Lockheed Martin Corp	578,865
7,448	Northrop Grumman Corp	405,469
3,482	Precision Castparts Corp	358,367
9,329	Raytheon Co	451,430
3,921	Rockwell Collins Inc	208,323
23,129	United Technologies Corp	1,501,303
		$6,702,103

Agriculture --- 0.18%
15,793	Archer-Daniels-Midland Co	407,775
1,888	Corn Products International Inc	57,207
		$464,982

Air Freight --- 0.91%
4,075	CH Robinson Worldwide Inc	226,815
5,276	Expeditors International of Washington Inc	182,075
7,709	FedEx Corp	540,478
24,523	United Parcel Service Inc Class B	1,395,113
		$2,344,481

Airlines --- 0.11%
3,364	AirTran Holdings Inc *	16,315
844	Alaska Air Group Inc *	37,938
5,707	JetBlue Airways Corp *	31,332
18,174	Southwest Airlines Co	201,913
		$287,498

Auto Parts & Equipment --- 0.26%
2,874	BorgWarner Inc *	107,315
3,529	Gentex Corp	63,451
5,713	Goodyear Tire & Rubber Co *	56,787
16,525	Johnson Controls Inc	444,027
		$671,580

Automobiles --- 0.39%
84,302	Ford Motor Co * †	849,764
5,709	Harley-Davidson Inc	126,911
995	Thor Industries Inc	23,631
		$1,000,306

Banks --- 3.09%
4,247	Associated Banc-Corp	52,068
2,033	Bancorpsouth Inc	36,350
1,201	Bank of Hawaii Corp	58,068
17,003	BB&T Corp	447,349
1,389	Cathay General Bancorp	14,348
1,075	City National Corp	55,072
4,350	Comerica Inc	160,211
1,735	Commerce Bancshares Inc	62,443
1,548	Cullen/Frost Bankers Inc	79,567
19,466	Fifth Third Bancorp	239,237
6,045	First Horizon National Corp *	69,215
2,314	FirstMerit Corp	39,639
4,133	Fulton Financial Corp	39,883
17,621	Huntington Bancshares Inc	97,620
1,423	International Bancshares Corp	23,750
21,388	KeyCorp	164,474
2,022	M&T Bank Corp	171,769
13,335	Marshall & Ilsley Corp	95,745
688	PacWest Bancorp	12,597
13,014	PNC Financial Services Group Inc	735,291
1,209	Prosperity Bancshares Inc	42,013
29,742	Regions Financial Corp	195,702
12,492	SunTrust Banks Inc	291,064
925	SVB Financial Group *	38,138
18,817	Synovus Financial Corp	47,795
3,161	TCF Financial Corp	52,504
1,368	Trustmark Corp	28,482
47,230	US Bancorp	1,055,591
4,175	Valley National Bancorp †	56,864
1,792	Webster Financial Corp	32,149
128,984	Wells Fargo & Co ~	3,301,990
666	Westamerica Bancorp †	34,978
1,943	Wilmington Trust Corp	21,548
3,932	Zions Bancorp †	84,813
		$7,938,327

Biotechnology --- 1.96%
1,982	Affymetrix Inc *	11,694
23,729	Amgen Inc *	1,248,145
6,742	Biogen Idec Inc *	319,908
464	Bio-Rad Laboratories Inc Class A *	40,131
11,326	Celgene Corp *	575,587
1,876	Cephalon Inc *	106,463
1,692	Charles River Laboratories International Inc *	57,883
1,537	Covance Inc *	78,879
6,656	Genzyme Corp *	337,925
22,041	Gilead Sciences Inc *	755,566
4,420	Life Technologies Corp *	208,845
812	Mettler-Toledo International Inc *	90,644
1,385	Millipore Corp *	147,710
2,986	PerkinElmer Inc	61,721
3,031	Pharmaceutical Product Development Inc	77,018
956	Techne Corp	54,922
10,079	Thermo Fisher Scientific Inc *	494,375
1,198	United Therapeutics Corp *	58,474
4,856	Vertex Pharmaceuticals Inc *	159,762
2,355	Waters Corp *	152,369
		$5,038,021

Broadcast/Media --- 2.69%
16,562	CBS Corp Class B	214,147
70,058	Comcast Corp Class A	1,216,908
22,513	DIRECTV Class A *	763,641
7,069	Discovery Communications Inc Class A *	252,434
1,915	DreamWorks Animation SKG Inc Class A *	54,673
1,069	Harte-Hanks Inc	11,171
12,372	Interpublic Group of Cos Inc *	88,212
1,319	Lamar Advertising Co Class A *	32,342
55,547	News Corp Class A	664,342
7,610	Omnicom Group Inc	261,023
2,192	Scripps Networks Interactive Inc	88,425
8,673	Time Warner Cable Inc	451,690
28,371	Time Warner Inc	820,206
14,944	Viacom Inc Class B	468,793
48,474	Walt Disney Co	1,526,931
		$6,914,938

Building Materials --- 0.06%
1,321	Lennox International Inc	54,914
9,211	Masco Corp	99,110
		$154,024

Chemicals --- 1.91%
5,312	Air Products & Chemicals Inc	344,271
2,005	Airgas Inc	124,711
2,194	Albemarle Corp	87,124
1,907	Ashland Inc	88,523
1,631	Cabot Corp	39,323
1,777	CF Industries Holdings Inc	112,751
1,323	Cytec Industries Inc	52,907
28,362	Dow Chemical Co	672,747
1,818	Eastman Chemical Co	97,008
5,895	Ecolab Inc	264,744
22,289	EI du Pont de Nemours & Co	770,977
1,812	FMC Corp	104,063
1,896	International Flavors & Fragrances Inc	80,428
1,088	Intrepid Potash Inc * †	21,292
1,720	Lubrizol Corp	138,133
525	Minerals Technologies Inc	24,958
13,453	Monsanto Co	621,798
303	NewMarket Corp	26,458
2,185	Olin Corp	39,527
4,062	PPG Industries Inc	245,385
7,545	Praxair Inc	573,345
3,317	RPM International Inc	59,175
1,234	Scotts Miracle-Gro Co Class A	54,802
1,366	Sensient Technologies Corp	35,420
3,020	Sigma-Aldrich Corp	150,487
2,596	Valspar Corp	78,192
		$4,908,549

Communications - Equipment --- 2.21%
2,709	ADC Telecommunications Inc *	20,074
1,539	ADTRAN Inc	41,969
2,556	Ciena Corp * †	32,410
141,549	Cisco Systems Inc * ~	3,016,409
2,368	CommScope Inc *	56,287
1,963	F5 Networks Inc *	134,603
3,179	Harris Corp	132,405
5,562	JDS Uniphase Corp *	54,730
13,151	Juniper Networks Inc *	300,106
57,910	Motorola Inc *	377,573
4,473	Palm Inc *	25,452
1,110	Plantronics Inc	31,746
2,118	Polycom Inc *	63,095
40,633	QUALCOMM Inc	1,334,388
9,836	Tellabs Inc	62,852
		$5,684,099

Computer Hardware & Systems --- 5.68%
22,529	Apple Inc * ~	5,666,720
42,405	Dell Inc *	511,404
1,657	Diebold Inc	45,153
50,641	EMC Corp *	926,730
57,818	Hewlett-Packard Co ~	2,502,363
31,762	International Business Machines Corp ~	3,921,972
1,974	Lexmark International Inc Class A *	65,201
3,990	NCR Corp *	48,359
8,448	NetApp Inc *	315,195
2,919	QLogic Corp *	48,514
5,598	SanDisk Corp *	235,508
4,106	Teradata Corp *	125,151
5,582	Western Digital Corp *	168,353
		$14,580,623

Computer Software & Services --- 5.36%
982	ACI Worldwide Inc * †	19,120
13,136	Adobe Systems Inc *	347,185
439	Advent Software Inc *	20,615
4,369	Akamai Technologies Inc *	177,250
2,342	ANSYS Inc *	95,015
2,625	AOL Inc *	54,574
5,593	Autodesk Inc *	136,245
4,533	BMC Software Inc *	156,978
10,001	CA Inc	184,018
7,391	Cadence Design Systems Inc *	42,794
4,487	Citrix Systems Inc *	189,486
5,795	Compuware Corp *	46,244
1,071	Digital River Inc *	25,608
27,840	eBay Inc *	545,942
8,360	Electronic Arts Inc *	120,384
1,028	Equinix Inc *	83,494
1,066	FactSet Research Systems Inc	71,411
1,111	Fair Isaac Corp	24,209
5,993	Google Inc Class A * ~	2,666,585
2,116	Informatica Corp *	50,530
7,691	Intuit Inc *	267,416
1,988	Jack Henry & Associates Inc	47,473
4,040	McAfee Inc *	124,109
2,641	Mentor Graphics Corp *	23,373
2,041	MICROS Systems Inc *	65,047
188,686	Microsoft Corp ~	4,341,665
8,158	Novell Inc *	46,337
96,591	Oracle Corp	2,072,843
2,847	Parametric Technology Corp *	44,613
1,725	Quest Software Inc *	31,119
4,823	Red Hat Inc *	139,578
2,621	Rovi Corp *	99,362
2,738	Salesforce.com Inc *	234,975
1,755	Solera Holdings Inc	63,531
2,175	Sybase Inc *	140,636
20,160	Symantec Corp *	279,821
3,704	Synopsys Inc *	77,303
4,056	TIBCO Software Inc *	48,915
2,439	ValueClick Inc *	26,073
4,648	VeriSign Inc *	123,404
29,275	Yahoo! Inc *	404,873
		$13,760,153

Conglomerates --- 2.09%
17,577	3M Co	1,388,407
1,536	Carlisle Cos Inc	55,496
264,378	General Electric Co ~	3,812,331
6,856	Textron Inc †	116,346
		$5,372,580

Containers --- 0.34%
1,732	AptarGroup Inc	65,504
2,386	Ball Corp	126,052
2,802	Bemis Co Inc	75,654
805	Greif Inc Class A	44,710
4,087	Owens-Illinois Inc *	108,101
2,591	Packaging Corp of America	57,054
3,182	Pactiv Corp *	88,619
951	Rock-Tenn Co Class A	47,236
3,804	Sealed Air Corp	75,015
1,432	Silgan Holdings Inc	40,640
2,579	Sonoco Products Co	78,608
2,666	Temple-Inland Inc	55,106
		$862,299

Cosmetics & Personal Care --- 0.32%
2,150	Alberto-Culver Co	58,244
10,691	Avon Products Inc	283,312
2,878	Estee Lauder Cos Inc Class A	160,391
5,104	Mead Johnson Nutrition Co	255,812
1,544	NBTY Inc *	52,511
		$810,270

Distributors --- 0.25%
3,255	Fastenal Co †	163,368
1,061	GATX Corp	28,308
3,933	Genuine Parts Co	155,157
3,575	LKQ Corp *	68,926
1,153	MSC Industrial Direct Co Inc Class A	58,411
1,686	United Rentals Inc *	15,714
1,552	WW Grainger Inc	154,346
		$644,230

Electric Companies --- 1.94%
4,060	Allegheny Energy Inc	83,961
11,969	American Electric Power Co Inc	386,599
1,375	Cleco Corp	36,314
3,078	DPL Inc	73,564
32,229	Duke Energy Corp	515,664
7,977	Edison International	253,030
4,735	Entergy Corp	339,121
16,258	Exelon Corp	617,316
7,466	FirstEnergy Corp	263,027
3,475	Great Plains Energy Inc	59,145
2,271	Hawaiian Electric Industries Inc	51,733
1,322	IDACORP Inc	43,983
10,174	NextEra Energy Inc	496,084
4,390	Northeast Utilities	111,857
2,566	NSTAR †	89,810
6,045	NV Energy Inc	71,392
5,334	Pepco Holdings Inc	83,637
2,690	Pinnacle West Capital Corp	97,808
2,429	PNM Resources Inc	27,156
11,044	PPL Corp	275,548
7,103	Progress Energy Inc	278,580
20,217	Southern Co	672,822
2,745	Westar Energy Inc	59,319
		$4,987,470

Electronic Instruments & Equipment --- 1.22%
776	Acuity Brands Inc	28,231
8,715	Agilent Technologies Inc *	247,767
2,652	AMETEK Inc	106,478
4,223	Amphenol Corp Class A	165,879
2,866	Arrow Electronics Inc *	64,055
3,733	Avnet Inc *	90,003
38,414	Corning Inc	620,386
18,559	Emerson Electric Co	810,843
1,222	First Solar Inc * †	139,100
3,687	FLIR Systems Inc *	107,255
1,582	Hubbell Inc Class B	62,790
4,149	Ingram Micro Inc Class A *	63,023
1,031	Itron Inc *	63,736
1,569	National Instruments Corp	49,863
940	Regal-Beloit Corp	52,433
3,552	Rockwell Automation Inc	174,368
2,272	Roper Industries Inc	127,141
1,262	Tech Data Corp *	44,952
1,306	Thomas & Betts Corp *	45,318
4,598	Vishay Intertechnology Inc *	35,589
1,541	Woodward Governor Co	39,342
		$3,138,552

Electronics - Semiconductor --- 2.49%
13,934	Advanced Micro Devices Inc *	101,997
7,243	Altera Corp	179,699
7,273	Analog Devices Inc	202,626
33,023	Applied Materials Inc	396,936
11,391	Atmel Corp *	54,677
10,790	Broadcom Corp Class A	355,746
2,689	Cree Inc *	161,421
3,473	Fairchild Semiconductor International Inc *	29,208
4,636	Integrated Device Technology Inc *	22,948
137,732	Intel Corp ~	2,678,887
1,644	International Rectifier Corp *	30,595
2,877	Intersil Holding Corp Class A	34,840
4,387	KLA-Tencor Corp	122,310
3,155	Lam Research Corp *	120,079
5,434	Linear Technology Corp	151,120
15,742	LSI Corp *	72,413
5,754	MEMC Electronic Materials Inc *	56,850
4,620	Microchip Technology Inc †	128,159
21,528	Micron Technology Inc *	182,773
6,023	National Semiconductor Corp	81,070
2,482	Novellus Systems Inc *	62,943
13,815	NVIDIA Corp *	141,051
7,455	RF Micro Devices Inc *	29,149
1,711	Semtech Corp *	28,009
1,065	Silicon Laboratories Inc *	43,196
4,091	Teradyne Inc *	39,887
30,272	Texas Instruments Inc	704,732
6,868	Xilinx Inc	173,486
		$6,386,807

Engineering & Construction --- 0.38%
2,714	Aecom Technology Corp *	62,585
4,525	Fluor Corp	192,312
933	Granite Construction Inc	22,000
3,187	Jacobs Engineering Group Inc *	116,134
3,840	KBR Inc	78,106
1,092	Martin Marietta Materials Inc †	92,613
5,070	Quanta Services Inc *	104,695
2,144	Shaw Group Inc *	73,368
2,175	URS Corp *	85,586
3,073	Vulcan Materials Co	134,690
		$962,089

Financial Services --- 5.13%
1,067	Affiliated Managers Group Inc *	64,842
3,989	Apollo Investment Corp	37,217
248,040	Bank of America Corp ~	3,564,335
29,796	Bank of New York Mellon Corp	735,663
558,907	Citigroup Inc *	2,101,490
1,641	CME Group Inc	462,024
2,819	Eaton Vance Corp	77,833
2,335	Federated Investors Inc Class B	48,358
3,716	Franklin Resources Inc	320,282
1,831	IntercontinentalExchange Inc *	206,958
11,515	Invesco Ltd	193,797
4,576	Janus Capital Group Inc	40,635
98,518	JPMorgan Chase & Co ~	3,606,744
4,073	Legg Mason Inc	114,166
4,809	Leucadia National Corp *	93,824
4,741	Moody's Corp †	94,441
2,742	MSCI Inc Class A *	75,131
3,855	NASDAQ OMX Group Inc *	68,542
6,042	Northern Trust Corp	282,161
6,492	NYSE Euronext	179,374
3,068	SEI Investments Co	62,464
12,413	State Street Corp	419,808
6,355	T Rowe Price Group Inc	282,098
2,191	Waddell & Reed Financial Inc Class A	47,939
		$13,180,126

Food & Beverages --- 5.68%
1,394	BJ's Wholesale Club Inc *	51,592
2,641	Brown-Forman Corp Class B	151,144
4,591	Campbell Soup Co	164,496
56,981	Coca-Cola Co ~	2,855,888
7,952	Coca-Cola Enterprises Inc	205,639
11,063	ConAgra Foods Inc	257,989
5,065	Constellation Brands Inc Class A *	79,115
10,823	Costco Wholesale Corp	593,425
4,564	Dean Foods Co *	45,959
6,087	Dr Pepper Snapple Group Inc	227,593
1,951	Flowers Foods Inc	47,663
16,232	General Mills Inc	576,561
2,685	Green Mountain Coffee Roasters Inc *	69,004
1,836	Hansen Natural Corp *	71,806
4,060	Hershey Co	194,596
7,911	HJ Heinz Co	341,913
1,797	Hormel Foods Corp	72,743
2,954	JM Smucker Co	177,890
6,375	Kellogg Co	320,662
43,163	Kraft Foods Inc Class A	1,208,564
16,265	Kroger Co	320,258
557	Lancaster Colony Corp	29,721
3,257	McCormick & Co Inc	123,636
3,855	Molson Coors Brewing Co Class B	163,298
39,944	PepsiCo Inc	2,434,587
1,379	Ralcorp Holdings Inc *	75,569
1,102	Ruddick Corp	34,151
9,502	Safeway Inc	186,809
16,176	Sara Lee Corp	228,082
3,332	Smithfield Foods Inc *	49,647
5,007	SUPERVALU Inc	54,276
14,570	Sysco Corp	416,265
766	Tootsie Roll Industries Inc †	18,116
7,393	Tyson Foods Inc Class A	121,171
51,460	Wal-Mart Stores Inc ~	2,473,682
4,148	Whole Foods Market Inc *	149,411
		$14,592,921

Gold, Metals & Mining --- 1.05%
2,760	AK Steel Holding Corp	32,899
25,561	Alcoa Inc	257,144
2,463	Allegheny Technologies Inc	108,840
1,022	Carpenter Technology Corp	33,552
3,370	Cliffs Natural Resources Inc	158,929
2,583	Commercial Metals Co	34,147
11,590	Freeport-McMoRan Copper & Gold Inc	685,317
12,099	Newmont Mining Corp	746,992
7,876	Nucor Corp	301,493
1,647	Reliance Steel & Aluminum Co	59,539
5,579	Steel Dynamics Inc	73,587
2,387	Titanium Metals Corp *	41,987
3,565	United States Steel Corp	137,431
1,682	Worthington Industries Inc	21,631
		$2,693,488

Health Care Related --- 2.30%
10,526	Aetna Inc	277,676
7,137	AmerisourceBergen Corp	226,600
8,863	Cardinal Health Inc	297,885
1,741	Cerner Corp *	132,125
6,845	CIGNA Corp	212,606
2,399	Community Health Systems Inc *	81,110
3,605	Coventry Health Care Inc *	63,736
2,510	DaVita Inc *	156,724
13,568	Express Scripts Inc *	637,967
5,893	Health Management Associates Inc Class A *	45,789
2,661	Health Net Inc *	64,849
2,322	Henry Schein Inc *	127,478
4,225	Humana Inc *	192,956
842	Kindred Healthcare Inc *	10,811
2,604	Laboratory Corp of America Holdings *	196,211
1,288	LifePoint Hospitals Inc *	40,443
2,431	Lincare Holdings Inc †	79,032
6,626	McKesson Corp	445,002
11,315	Medco Health Solutions Inc *	623,230
1,153	MEDNAX Inc *	64,118
3,030	Omnicare Inc	71,811
1,474	Owens & Minor Inc	41,832
2,356	Patterson Cos Inc	67,217
1,294	Psychiatric Solutions Inc *	42,340
3,667	Quest Diagnostics Inc	182,507
10,356	Tenet Healthcare Corp *	44,945
28,154	UnitedHealth Group Inc	799,574
2,336	Universal Health Services Inc Class B	89,118
2,121	VCA Antech Inc *	52,516
1,184	WellCare Health Plans Inc *	28,108
10,583	WellPoint Inc *	517,826
		$5,914,142

Homebuilding --- 0.16%
6,627	DR Horton Inc	65,143
2,075	KB Home	22,825
3,959	Lennar Corp Class A	55,070
1,037	MDC Holdings Inc	27,947
155	NVR Inc *	101,530
7,860	Pulte Group Inc *	65,081
1,207	Ryland Group Inc	19,095
3,704	Toll Brothers Inc *	60,597
		$417,288

Hotels/Motels --- 0.31%
10,874	Carnival Corp	328,830
6,216	Marriott International Inc Class A	186,107
4,729	Starwood Hotels & Resorts Worldwide Inc	195,922
4,399	Wyndham Worldwide Corp	88,596
		$799,455

Household Goods --- 2.78%
1,105	American Greetings Corp Class A	20,730
1,738	Church & Dwight Co Inc	108,990
3,490	Clorox Co	216,938
12,182	Colgate-Palmolive Co	959,454
1,681	Energizer Holdings Inc *	84,521
3,701	Fortune Brands Inc	145,005
1,778	Harman International Industries Inc *	53,144
10,257	Kimberly-Clark Corp	621,882
3,725	Leggett & Platt Inc	74,724
1,418	Mohawk Industries Inc *	64,888
6,940	Newell Rubbermaid Inc	101,602
71,327	Procter & Gamble Co ~	4,278,193
3,847	Stanley Black & Decker Inc	194,350
1,610	Tupperware Brands Corp	64,159
1,824	Whirlpool Corp	160,184
		$7,148,764

Independent Power Producer --- 0.18%
16,266	AES Corp *	150,298
4,896	Constellation Energy Group Inc	157,896
2,841	Dynegy Inc Class A *	10,938
6,592	NRG Energy Inc *	139,816
		$458,948

Insurance Related --- 3.95%
11,545	Aflac Inc	492,625
13,448	Allstate Corp	386,361
1,823	American Financial Group Inc	49,804
3,413	American International Group Inc * †	117,544
6,534	Aon Corp	242,542
2,507	Arthur J Gallagher & Co	61,121
2,937	Assurant Inc	101,914
40,908	Berkshire Hathaway Inc Class B * ~	3,259,959
2,792	Brown & Brown Inc	53,439
8,094	Chubb Corp	404,781
4,074	Cincinnati Financial Corp	105,394
1,472	Everest Re Group Ltd	104,100
5,612	Fidelity National Financial Inc	72,900
2,615	First American Financial Corp *	33,158
12,150	Genworth Financial Inc *	158,800
1,082	Hanover Insurance Group Inc	47,067
10,929	Hartford Financial Services Group Inc	241,859
2,977	HCC Insurance Holdings Inc	73,711
7,376	Lincoln National Corp	179,163
8,871	Loews Corp	295,493
13,301	Marsh & McLennan Cos Inc	299,938
805	Mercury General Corp	33,359
20,199	MetLife Inc	762,714
6,167	Old Republic International Corp	74,806
7,803	Principal Financial Group Inc	182,902
16,792	Progressive Corp	314,346
2,063	Protective Life Corp	44,128
11,458	Prudential Financial Inc	614,836
1,748	Reinsurance Group of America Inc	79,901
1,231	StanCorp Financial Group Inc	49,905
2,034	Torchmark Corp	100,703
1,621	Transatlantic Holdings Inc	77,743
12,271	Travelers Cos Inc	604,347
1,383	Unitrin Inc	35,405
8,265	Unum Group	179,350
3,223	WR Berkley Corp	85,281
8,304	XL Capital Ltd Class A	132,947
		$10,154,346

Investment Bank/Brokerage Firm --- 1.27%
6,254	Ameriprise Financial Inc	225,957
24,504	Charles Schwab Corp	347,467
4,862	E*Trade Financial Corp *	57,469
12,752	Goldman Sachs Group Inc	1,673,955
535	Greenhill & Co Inc	32,704
3,033	Jefferies Group Inc †	63,936
34,490	Morgan Stanley	800,513
2,495	Raymond James Financial Inc	61,601
		$3,263,602

Leisure & Entertainment --- 0.29%
1,430	Bally Technologies Inc *	46,318
1,569	Boyd Gaming Corp *	13,321
3,230	Hasbro Inc	132,753
7,199	International Game Technology	113,024
779	International Speedway Corp Class A	20,067
994	Life Time Fitness Inc *	31,599
9,043	Mattel Inc	191,350
1,815	Scientific Games Corp Class A *	16,698
1,204	WMS Industries Inc *	47,257
1,675	Wynn Resorts Ltd	127,752
		$740,139

Machinery --- 2.03%
2,385	AGCO Corp *	64,323
2,000	Bucyrus International Inc	94,900
15,413	Caterpillar Inc	925,859
1,119	Crane Co	33,805
5,035	Cummins Inc	327,929
12,900	Danaher Corp	478,848
10,444	Deere & Co	581,522
1,849	Donaldson Co Inc	78,860
4,639	Dover Corp	193,864
4,054	Eaton Corp	265,294
1,434	Flowserve Corp	121,603
1,018	Gardner Denver Inc	45,393
1,412	Graco Inc	39,804
2,059	Harsco Corp	48,386
2,073	IDEX Corp	59,226
9,513	Illinois Tool Works Inc	392,697
2,626	Joy Global	131,536
2,052	Kennametal Inc	52,182
1,067	Lincoln Electric Holdings Inc	54,406
840	Nordson Corp	47,107
2,279	Oshkosh Corp *	71,014
9,121	PACCAR Inc	363,654
2,972	Pall Corp	102,148
3,934	Parker Hannifin Corp	218,180
2,353	Pentair Inc	75,767
1,455	Snap-on Inc	59,524
1,267	SPX Corp	66,910
2,714	Terex Corp *	50,860
2,101	Timken Co	54,605
1,858	Trinity Industries Inc	32,924
500	Valmont Industries Inc	36,330
1,185	Wabtec Corp	47,270
		$5,216,730

Manufacturing --- 0.08%
4,575	Jabil Circuit Inc	60,847
3,258	Molex Inc	59,426
3,056	Trimble Navigation Ltd *	85,568
		$205,841

Medical Products --- 2.00%
14,848	Baxter International Inc	603,423
1,683	Beckman Coulter Inc	101,468
5,779	Becton Dickinson & Co	390,776
36,963	Boston Scientific Corp *	214,385
4,537	CareFusion Corp *	102,990
2,334	CR Bard Inc	180,955
3,733	DENTSPLY International Inc	111,654
2,874	Edwards Lifesciences Corp *	161,001
1,143	Gen-Probe Inc *	51,915
1,471	Hill-Rom Holdings Inc	44,762
6,218	Hologic Inc *	86,617
4,080	Hospira Inc *	234,396
1,393	IDEXX Laboratories Inc * †	84,834
1,975	Immucor Inc *	37,624
974	Intuitive Surgical Inc *	307,414
1,548	Kinetic Concepts Inc *	56,517
1,355	Masimo Corp	32,263
27,265	Medtronic Inc	988,902
1,903	ResMed Inc *	115,721
8,136	St Jude Medical Inc *	293,628
1,387	STERIS Corp	43,108
7,076	Stryker Corp	354,225
1,000	Teleflex Inc	54,280
1,335	Thoratec Corp *	57,045
3,071	Varian Medical Systems Inc *	160,552
5,025	Zimmer Holdings Inc *	271,601
		$5,142,056

Miscellaneous --- 0.16%
3,150	Cintas Corp	75,506
1,793	Copart Inc *	64,207
956	Corporate Executive Board Co	25,114
1,325	Dun & Bradstreet Corp	88,934
1,085	FTI Consulting Inc *	47,295
4,464	Iron Mountain Inc	100,262
1,351	Navigant Consulting Inc *	14,023
		$415,341

Office Equipment & Supplies --- 0.23%
2,792	Avery Dennison Corp	89,707
1,508	Herman Miller Inc	28,456
1,258	HNI Corp	34,708
836	Mine Safety Appliances Co	20,716
5,197	Pitney Bowes Inc	114,126
33,810	Xerox Corp	271,833
1,462	Zebra Technologies Corp Class A *	37,091
		$596,637

Oil & Gas --- 10.10%
12,137	Anadarko Petroleum Corp	438,024
8,297	Apache Corp	698,524
3,989	Arch Coal Inc	79,022
1,373	Atwood Oceanics Inc *	35,039
10,559	Baker Hughes Inc	438,938
1,045	Bill Barrett Corp *	32,155
2,538	Cabot Oil & Gas Corp	79,490
6,086	Cameron International Corp *	197,917
16,315	Chesapeake Energy Corp	341,799
49,654	Chevron Corp ~	3,369,520
2,068	Cimarex Energy Co	148,027
1,303	Comstock Resources Inc *	36,119
36,734	ConocoPhillips	1,803,272
5,471	Consol Energy Inc	184,701
9,807	Denbury Resources Inc *	143,575
11,012	Devon Energy Corp	670,851
1,682	Diamond Offshore Drilling Inc †	104,604
17,431	El Paso Corp	193,658
6,222	EOG Resources Inc	612,058
1,456	Exterran Holdings Inc *	37,579
126,553	Exxon Mobil Corp ~	7,222,353
3,033	FMC Technologies Inc *	159,718
2,848	Forest Oil Corp *	77,921
2,938	Frontier Oil Corp	39,516
22,290	Halliburton Co	547,220
2,385	Helix Energy Solutions Group Inc *	25,686
2,595	Helmerich & Payne Inc	94,769
7,299	Hess Corp	367,432
17,429	Marathon Oil Corp	541,868
2,426	Mariner Energy Inc *	52,111
2,536	Massey Energy Co	69,360
4,678	Murphy Oil Corp	231,795
6,896	Nabors Industries Ltd *	121,508
10,486	National-Oilwell Varco Inc	346,772
3,295	Newfield Exploration Co *	160,994
4,271	Noble Energy Inc	257,669
20,056	Occidental Petroleum Corp	1,547,320
1,456	Oceaneering International Inc *	65,374
671	Overseas Shipholding Group Inc	24,854
2,072	Patriot Coal Corp *	24,346
3,931	Patterson-UTI Energy Inc	50,592
6,579	Peabody Energy Corp	257,436
2,940	Pioneer Natural Resources Co †	174,783
3,428	Plains Exploration & Production Co *	70,651
4,481	Pride International Inc *	100,106
4,344	QEP Resources Inc *	45,924
3,176	Quicksilver Resources Inc *	34,936
3,875	Range Resources Corp	155,581
2,926	Rowan Cos Inc *	64,196
29,561	Schlumberger Ltd	1,635,906
5,987	Smith International Inc	225,411
3,192	Southern Union Co	69,777
8,656	Southwestern Energy Co *	334,468
16,201	Spectra Energy Corp	325,154
2,799	Sunoco Inc	97,321
1,835	Superior Energy Services Inc *	34,259
3,880	Tesoro Corp	45,280
1,322	Tidewater Inc	51,188
1,010	Unit Corp *	40,996
13,823	Valero Energy Corp	248,538
14,593	Williams Cos Inc	266,760
		$25,952,721

Paper & Forest Products --- 0.21%
10,597	International Paper Co	239,810
2,560	Louisiana-Pacific Corp *	17,126
4,276	MeadWestvaco Corp	94,927
5,353	Weyerhaeuser Co	188,426
		$540,289

Personal Loans --- 0.77%
29,542	American Express Co	1,172,817
2,422	AmeriCredit Corp *	44,129
11,200	Capital One Financial Corp	451,360
13,251	Discover Financial Services	185,249
12,007	SLM Corp *	124,753
		$1,978,308

Pharmaceuticals --- 5.65%
38,359	Abbott Laboratories	1,794,434
7,563	Allergan Inc	440,620
42,296	Bristol-Myers Squibb Co	1,054,862
25,027	Eli Lilly & Co	838,405
2,995	Endo Pharmaceuticals Holdings Inc *	65,351
7,514	Forest Laboratories Inc *	206,109
68,291	Johnson & Johnson ~	4,033,266
6,581	King Pharmaceuticals Inc *	49,950
1,593	Medicis Pharmaceutical Corp Class A	34,855
76,996	Merck & Co Inc ~	2,692,550
7,856	Mylan Inc * †	133,866
2,054	Perrigo Co	121,330
199,500	Pfizer Inc ~	2,844,870
1,558	Valeant Pharmaceuticals International * †	81,468
2,575	Watson Pharmaceuticals Inc *	104,468
		$14,496,404

Photography/Imaging --- 0.01%
6,491	Eastman Kodak Co * †	28,171
		$28,171

Pollution Control --- 0.35%
556	Clean Harbors Inc *	36,924
7,920	Republic Services Inc	235,462
1,148	Rollins Inc	23,752
2,156	Stericycle Inc *	141,390
2,022	Waste Connections Inc *	70,548
12,146	Waste Management Inc	380,048
		$888,124

Printing & Publishing --- 0.23%
1,433	Deluxe Corp	26,869
6,123	Gannett Co Inc	82,416
979	John Wiley & Sons Inc Class A	37,858
7,717	McGraw-Hill Cos Inc	217,156
1,010	Meredith Corp	31,441
3,270	New York Times Co Class A *	28,286
5,133	RR Donnelley & Sons Co	84,027
714	Scholastic Corp	17,222
153	Washington Post Co Class B	62,803
		$588,078

Railroads --- 0.75%
9,598	CSX Corp	476,349
2,568	Kansas City Southern *	93,347
9,098	Norfolk Southern Corp	482,649
12,464	Union Pacific Corp	866,372
		$1,918,717

Real Estate --- 1.93%
1,104	Alexandria Real Estate Equities Inc REIT	69,960
3,886	AMB Property Corp REIT	92,137
2,924	Apartment Investment & Management Co Class A REIT	56,638
1,990	AvalonBay Communities Inc REIT	185,806
3,403	Boston Properties Inc REIT	242,770
1,437	BRE Properties Inc REIT	53,068
1,646	Camden Property Trust REIT	67,239
6,636	CB Richard Ellis Group Inc Class A *	90,316
1,425	Corporate Office Properties Trust REIT	53,808
2,446	Cousins Properties Inc REIT	16,486
5,754	Duke Realty Corp REIT	65,308
1,040	Equity One Inc REIT	16,224
6,913	Equity Residential REIT	287,857
770	Essex Property Trust Inc REIT	75,106
1,563	Federal Realty Investment Trust REIT	109,832
7,319	HCP Inc REIT	236,038
2,998	Health Care Inc REIT	126,276
1,780	Highwoods Properties Inc REIT	49,413
3,136	Hospitality Properties Trust REIT	66,170
15,969	Host Hotels & Resorts Inc REIT	215,262
1,058	Jones Lang LaSalle Inc	69,447
10,036	Kimco Realty Corp REIT	134,884
2,961	Liberty Property Trust REIT	85,425
3,283	Macerich Co REIT	122,522
2,022	Mack-Cali Realty Corp REIT	60,114
2,877	Nationwide Health Properties Inc REIT	102,910
2,311	Omega Healthcare Investors Inc REIT	46,058
3,952	Plum Creek Timber Co Inc REIT †	136,463
1,115	Potlatch Corp REIT	39,839
11,989	ProLogis REIT	121,449
3,328	Public Storage REIT	292,564
1,917	Rayonier Inc REIT	84,386
2,683	Realty Income Corp REIT †	81,375
2,068	Regency Centers Corp REIT	71,139
3,133	Senior Housing Properties Trust REIT	63,005
7,243	Simon Property Group Inc REIT	584,872
1,880	SL Green Realty Corp REIT	103,475
3,853	UDR Inc REIT	73,708
3,888	Ventas Inc REIT	182,542
3,866	Vornado Realty Trust REIT	282,025
2,740	Weingarten Realty Investors REIT	52,197
		$4,966,113

Restaurants --- 1.21%
861	Bob Evans Farms Inc	21,198
2,530	Brinker International Inc	36,584
2,253	Burger King Holdings Inc	37,940
1,370	Cheesecake Factory Inc *	30,496
775	Chipotle Mexican Grill Inc *	106,028
3,396	Darden Restaurants Inc	131,935
26,582	McDonald's Corp	1,750,956
779	Panera Bread Co Class A *	58,651
18,287	Starbucks Corp	444,374
8,075	Wendy's/Arby's Group Inc	32,300
11,545	Yum! Brands Inc	450,717

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 2.61%
848	Alliant Techsystems Inc *	52,627
2,582	BE Aerospace Inc *	65,660
18,687	Boeing Co	1,172,609
9,504	General Dynamics Corp	556,554
3,118	Goodrich Corp	206,568
18,853	Honeywell International Inc	735,833
4,634	ITT Corp	208,159
2,828	L-3 Communications Holdings Inc	200,336
7,770	Lockheed Martin Corp	578,865
7,448	Northrop Grumman Corp	405,469
3,482	Precision Castparts Corp	358,367
9,329	Raytheon Co	451,430
3,921	Rockwell Collins Inc	208,323
23,129	United Technologies Corp	1,501,303
		$6,702,103

Agriculture --- 0.18%
15,793	Archer-Daniels-Midland Co	407,775
1,888	Corn Products International Inc	57,207
		$464,982

Air Freight --- 0.91%
4,075	CH Robinson Worldwide Inc	226,815
5,276	Expeditors International of Washington Inc	182,075
7,709	FedEx Corp	540,478
24,523	United Parcel Service Inc Class B	1,395,113
		$2,344,481

Airlines --- 0.11%
3,364	AirTran Holdings Inc *	16,315
844	Alaska Air Group Inc *	37,938
5,707	JetBlue Airways Corp *	31,332
18,174	Southwest Airlines Co	201,913
		$287,498

Auto Parts & Equipment --- 0.26%
2,874	BorgWarner Inc *	107,315
3,529	Gentex Corp	63,451
5,713	Goodyear Tire & Rubber Co *	56,787
16,525	Johnson Controls Inc	444,027
		$671,580

Automobiles --- 0.39%
84,302	Ford Motor Co * †	849,764
5,709	Harley-Davidson Inc	126,911
995	Thor Industries Inc	23,631
		$1,000,306

Banks --- 3.09%
4,247	Associated Banc-Corp	52,068
2,033	Bancorpsouth Inc	36,350
1,201	Bank of Hawaii Corp	58,068
17,003	BB&T Corp	447,349
1,389	Cathay General Bancorp	14,348
1,075	City National Corp	55,072
4,350	Comerica Inc	160,211
1,735	Commerce Bancshares Inc	62,443
1,548	Cullen/Frost Bankers Inc	79,567
19,466	Fifth Third Bancorp	239,237
6,045	First Horizon National Corp *	69,215
2,314	FirstMerit Corp	39,639
4,133	Fulton Financial Corp	39,883
17,621	Huntington Bancshares Inc	97,620
1,423	International Bancshares Corp	23,750
21,388	KeyCorp	164,474
2,022	M&T Bank Corp	171,769
13,335	Marshall & Ilsley Corp	95,745
688	PacWest Bancorp	12,597
13,014	PNC Financial Services Group Inc	735,291
1,209	Prosperity Bancshares Inc	42,013
29,742	Regions Financial Corp	195,702
12,492	SunTrust Banks Inc	291,064
925	SVB Financial Group *	38,138
18,817	Synovus Financial Corp	47,795
3,161	TCF Financial Corp	52,504
1,368	Trustmark Corp	28,482
47,230	US Bancorp	1,055,591
4,175	Valley National Bancorp †	56,864
1,792	Webster Financial Corp	32,149
128,984	Wells Fargo & Co ~	3,301,990
666	Westamerica Bancorp †	34,978
1,943	Wilmington Trust Corp	21,548
3,932	Zions Bancorp †	84,813
		$7,938,327

Biotechnology --- 1.96%
1,982	Affymetrix Inc *	11,694
23,729	Amgen Inc *	1,248,145
6,742	Biogen Idec Inc *	319,908
464	Bio-Rad Laboratories Inc Class A *	40,131
11,326	Celgene Corp *	575,587
1,876	Cephalon Inc *	106,463
1,692	Charles River Laboratories International Inc *	57,883
1,537	Covance Inc *	78,879
6,656	Genzyme Corp *	337,925
22,041	Gilead Sciences Inc *	755,566
4,420	Life Technologies Corp *	208,845
812	Mettler-Toledo International Inc *	90,644
1,385	Millipore Corp *	147,710
2,986	PerkinElmer Inc	61,721
3,031	Pharmaceutical Product Development Inc	77,018
956	Techne Corp	54,922
10,079	Thermo Fisher Scientific Inc *	494,375
1,198	United Therapeutics Corp *	58,474
4,856	Vertex Pharmaceuticals Inc *	159,762
2,355	Waters Corp *	152,369
		$5,038,021

Broadcast/Media --- 2.69%
16,562	CBS Corp Class B	214,147
70,058	Comcast Corp Class A	1,216,908
22,513	DIRECTV Class A *	763,641
7,069	Discovery Communications Inc Class A *	252,434
1,915	DreamWorks Animation SKG Inc Class A *	54,673
1,069	Harte-Hanks Inc	11,171
12,372	Interpublic Group of Cos Inc *	88,212
1,319	Lamar Advertising Co Class A *	32,342
55,547	News Corp Class A	664,342
7,610	Omnicom Group Inc	261,023
2,192	Scripps Networks Interactive Inc	88,425
8,673	Time Warner Cable Inc	451,690
28,371	Time Warner Inc	820,206
14,944	Viacom Inc Class B	468,793
48,474	Walt Disney Co	1,526,931
		$6,914,938

Building Materials --- 0.06%
1,321	Lennox International Inc	54,914
9,211	Masco Corp	99,110
		$154,024

Chemicals --- 1.91%
5,312	Air Products & Chemicals Inc	344,271
2,005	Airgas Inc	124,711
2,194	Albemarle Corp	87,124
1,907	Ashland Inc	88,523
1,631	Cabot Corp	39,323
1,777	CF Industries Holdings Inc	112,751
1,323	Cytec Industries Inc	52,907
28,362	Dow Chemical Co	672,747
1,818	Eastman Chemical Co	97,008
5,895	Ecolab Inc	264,744
22,289	EI du Pont de Nemours & Co	770,977
1,812	FMC Corp	104,063
1,896	International Flavors & Fragrances Inc	80,428
1,088	Intrepid Potash Inc * †	21,292
1,720	Lubrizol Corp	138,133
525	Minerals Technologies Inc	24,958
13,453	Monsanto Co	621,798
303	NewMarket Corp	26,458
2,185	Olin Corp	39,527
4,062	PPG Industries Inc	245,385
7,545	Praxair Inc	573,345
3,317	RPM International Inc	59,175
1,234	Scotts Miracle-Gro Co Class A	54,802
1,366	Sensient Technologies Corp	35,420
3,020	Sigma-Aldrich Corp	150,487
2,596	Valspar Corp	78,192
		$4,908,549

Communications - Equipment --- 2.21%
2,709	ADC Telecommunications Inc *	20,074
1,539	ADTRAN Inc	41,969
2,556	Ciena Corp * †	32,410
141,549	Cisco Systems Inc * ~	3,016,409
2,368	CommScope Inc *	56,287
1,963	F5 Networks Inc *	134,603
3,179	Harris Corp	132,405
5,562	JDS Uniphase Corp *	54,730
13,151	Juniper Networks Inc *	300,106
57,910	Motorola Inc *	377,573
4,473	Palm Inc *	25,452
1,110	Plantronics Inc	31,746
2,118	Polycom Inc *	63,095
40,633	QUALCOMM Inc	1,334,388
9,836	Tellabs Inc	62,852
		$5,684,099

Computer Hardware & Systems --- 5.68%
22,529	Apple Inc * ~	5,666,720
42,405	Dell Inc *	511,404
1,657	Diebold Inc	45,153
50,641	EMC Corp *	926,730
57,818	Hewlett-Packard Co ~	2,502,363
31,762	International Business Machines Corp ~	3,921,972
1,974	Lexmark International Inc Class A *	65,201
3,990	NCR Corp *	48,359
8,448	NetApp Inc *	315,195
2,919	QLogic Corp *	48,514
5,598	SanDisk Corp *	235,508
4,106	Teradata Corp *	125,151
5,582	Western Digital Corp *	168,353
		$14,580,623

Computer Software & Services --- 5.36%
982	ACI Worldwide Inc * †	19,120
13,136	Adobe Systems Inc *	347,185
439	Advent Software Inc *	20,615
4,369	Akamai Technologies Inc *	177,250
2,342	ANSYS Inc *	95,015
2,625	AOL Inc *	54,574
5,593	Autodesk Inc *	136,245
4,533	BMC Software Inc *	156,978
10,001	CA Inc	184,018
7,391	Cadence Design Systems Inc *	42,794
4,487	Citrix Systems Inc *	189,486
5,795	Compuware Corp *	46,244
1,071	Digital River Inc *	25,608
27,840	eBay Inc *	545,942
8,360	Electronic Arts Inc *	120,384
1,028	Equinix Inc *	83,494
1,066	FactSet Research Systems Inc	71,411
1,111	Fair Isaac Corp	24,209
5,993	Google Inc Class A * ~	2,666,585
2,116	Informatica Corp *	50,530
7,691	Intuit Inc *	267,416
1,988	Jack Henry & Associates Inc	47,473
4,040	McAfee Inc *	124,109
2,641	Mentor Graphics Corp *	23,373
2,041	MICROS Systems Inc *	65,047
188,686	Microsoft Corp ~	4,341,665
8,158	Novell Inc *	46,337
96,591	Oracle Corp	2,072,843
2,847	Parametric Technology Corp *	44,613
1,725	Quest Software Inc *	31,119
4,823	Red Hat Inc *	139,578
2,621	Rovi Corp *	99,362
2,738	Salesforce.com Inc *	234,975
1,755	Solera Holdings Inc	63,531
2,175	Sybase Inc *	140,636
20,160	Symantec Corp *	279,821
3,704	Synopsys Inc *	77,303
4,056	TIBCO Software Inc *	48,915
2,439	ValueClick Inc *	26,073
4,648	VeriSign Inc *	123,404
29,275	Yahoo! Inc *	404,873
		$13,760,153

Conglomerates --- 2.09%
17,577	3M Co	1,388,407
1,536	Carlisle Cos Inc	55,496
264,378	General Electric Co ~	3,812,331
6,856	Textron Inc †	116,346
		$5,372,580

Containers --- 0.34%
1,732	AptarGroup Inc	65,504
2,386	Ball Corp	126,052
2,802	Bemis Co Inc	75,654
805	Greif Inc Class A	44,710
4,087	Owens-Illinois Inc *	108,101
2,591	Packaging Corp of America	57,054
3,182	Pactiv Corp *	88,619
951	Rock-Tenn Co Class A	47,236
3,804	Sealed Air Corp	75,015
1,432	Silgan Holdings Inc	40,640
2,579	Sonoco Products Co	78,608
2,666	Temple-Inland Inc	55,106
		$862,299

Cosmetics & Personal Care --- 0.32%
2,150	Alberto-Culver Co	58,244
10,691	Avon Products Inc	283,312
2,878	Estee Lauder Cos Inc Class A	160,391
5,104	Mead Johnson Nutrition Co	255,812
1,544	NBTY Inc *	52,511
		$810,270

Distributors --- 0.25%
3,255	Fastenal Co †	163,368
1,061	GATX Corp	28,308
3,933	Genuine Parts Co	155,157
3,575	LKQ Corp *	68,926
1,153	MSC Industrial Direct Co Inc Class A	58,411
1,686	United Rentals Inc *	15,714
1,552	WW Grainger Inc	154,346
		$644,230

Electric Companies --- 1.94%
4,060	Allegheny Energy Inc	83,961
11,969	American Electric Power Co Inc	386,599
1,375	Cleco Corp	36,314
3,078	DPL Inc	73,564
32,229	Duke Energy Corp	515,664
7,977	Edison International	253,030
4,735	Entergy Corp	339,121
16,258	Exelon Corp	617,316
7,466	FirstEnergy Corp	263,027
3,475	Great Plains Energy Inc	59,145
2,271	Hawaiian Electric Industries Inc	51,733
1,322	IDACORP Inc	43,983
10,174	NextEra Energy Inc	496,084
4,390	Northeast Utilities	111,857
2,566	NSTAR †	89,810
6,045	NV Energy Inc	71,392
5,334	Pepco Holdings Inc	83,637
2,690	Pinnacle West Capital Corp	97,808
2,429	PNM Resources Inc	27,156
11,044	PPL Corp	275,548
7,103	Progress Energy Inc	278,580
20,217	Southern Co	672,822
2,745	Westar Energy Inc	59,319
		$4,987,470

Electronic Instruments & Equipment --- 1.22%
776	Acuity Brands Inc	28,231
8,715	Agilent Technologies Inc *	247,767
2,652	AMETEK Inc	106,478
4,223	Amphenol Corp Class A	165,879
2,866	Arrow Electronics Inc *	64,055
3,733	Avnet Inc *	90,003
38,414	Corning Inc	620,386
18,559	Emerson Electric Co	810,843
1,222	First Solar Inc * †	139,100
3,687	FLIR Systems Inc *	107,255
1,582	Hubbell Inc Class B	62,790
4,149	Ingram Micro Inc Class A *	63,023
1,031	Itron Inc *	63,736
1,569	National Instruments Corp	49,863
940	Regal-Beloit Corp	52,433
3,552	Rockwell Automation Inc	174,368
2,272	Roper Industries Inc	127,141
1,262	Tech Data Corp *	44,952
1,306	Thomas & Betts Corp *	45,318
4,598	Vishay Intertechnology Inc *	35,589
1,541	Woodward Governor Co	39,342
		$3,138,552

Electronics - Semiconductor --- 2.49%
13,934	Advanced Micro Devices Inc *	101,997
7,243	Altera Corp	179,699
7,273	Analog Devices Inc	202,626
33,023	Applied Materials Inc	396,936
11,391	Atmel Corp *	54,677
10,790	Broadcom Corp Class A	355,746
2,689	Cree Inc *	161,421
3,473	Fairchild Semiconductor International Inc *	29,208
4,636	Integrated Device Technology Inc *	22,948
137,732	Intel Corp ~	2,678,887
1,644	International Rectifier Corp *	30,595
2,877	Intersil Holding Corp Class A	34,840
4,387	KLA-Tencor Corp	122,310
3,155	Lam Research Corp *	120,079
5,434	Linear Technology Corp	151,120
15,742	LSI Corp *	72,413
5,754	MEMC Electronic Materials Inc *	56,850
4,620	Microchip Technology Inc †	128,159
21,528	Micron Technology Inc *	182,773
6,023	National Semiconductor Corp	81,070
2,482	Novellus Systems Inc *	62,943
13,815	NVIDIA Corp *	141,051
7,455	RF Micro Devices Inc *	29,149
1,711	Semtech Corp *	28,009
1,065	Silicon Laboratories Inc *	43,196
4,091	Teradyne Inc *	39,887
30,272	Texas Instruments Inc	704,732
6,868	Xilinx Inc	173,486
		$6,386,807

Engineering & Construction --- 0.38%
2,714	Aecom Technology Corp *	62,585
4,525	Fluor Corp	192,312
933	Granite Construction Inc	22,000
3,187	Jacobs Engineering Group Inc *	116,134
3,840	KBR Inc	78,106
1,092	Martin Marietta Materials Inc †	92,613
5,070	Quanta Services Inc *	104,695
2,144	Shaw Group Inc *	73,368
2,175	URS Corp *	85,586
3,073	Vulcan Materials Co	134,690
		$962,089

Financial Services --- 5.13%
1,067	Affiliated Managers Group Inc *	64,842
3,989	Apollo Investment Corp	37,217
248,040	Bank of America Corp ~	3,564,335
29,796	Bank of New York Mellon Corp	735,663
558,907	Citigroup Inc *	2,101,490
1,641	CME Group Inc	462,024
2,819	Eaton Vance Corp	77,833
2,335	Federated Investors Inc Class B	48,358
3,716	Franklin Resources Inc	320,282
1,831	IntercontinentalExchange Inc *	206,958
11,515	Invesco Ltd	193,797
4,576	Janus Capital Group Inc	40,635
98,518	JPMorgan Chase & Co ~	3,606,744
4,073	Legg Mason Inc	114,166
4,809	Leucadia National Corp *	93,824
4,741	Moody's Corp †	94,441
2,742	MSCI Inc Class A *	75,131
3,855	NASDAQ OMX Group Inc *	68,542
6,042	Northern Trust Corp	282,161
6,492	NYSE Euronext	179,374
3,068	SEI Investments Co	62,464
12,413	State Street Corp	419,808
6,355	T Rowe Price Group Inc	282,098
2,191	Waddell & Reed Financial Inc Class A	47,939
		$13,180,126

Food & Beverages --- 5.68%
1,394	BJ's Wholesale Club Inc *	51,592
2,641	Brown-Forman Corp Class B	151,144
4,591	Campbell Soup Co	164,496
56,981	Coca-Cola Co ~	2,855,888
7,952	Coca-Cola Enterprises Inc	205,639
11,063	ConAgra Foods Inc	257,989
5,065	Constellation Brands Inc Class A *	79,115
10,823	Costco Wholesale Corp	593,425
4,564	Dean Foods Co *	45,959
6,087	Dr Pepper Snapple Group Inc	227,593
1,951	Flowers Foods Inc	47,663
16,232	General Mills Inc	576,561
2,685	Green Mountain Coffee Roasters Inc *	69,004
1,836	Hansen Natural Corp *	71,806
4,060	Hershey Co	194,596
7,911	HJ Heinz Co	341,913
1,797	Hormel Foods Corp	72,743
2,954	JM Smucker Co	177,890
6,375	Kellogg Co	320,662
43,163	Kraft Foods Inc Class A	1,208,564
16,265	Kroger Co	320,258
557	Lancaster Colony Corp	29,721
3,257	McCormick & Co Inc	123,636
3,855	Molson Coors Brewing Co Class B	163,298
39,944	PepsiCo Inc	2,434,587
1,379	Ralcorp Holdings Inc *	75,569
1,102	Ruddick Corp	34,151
9,502	Safeway Inc	186,809
16,176	Sara Lee Corp	228,082
3,332	Smithfield Foods Inc *	49,647
5,007	SUPERVALU Inc	54,276
14,570	Sysco Corp	416,265
766	Tootsie Roll Industries Inc †	18,116
7,393	Tyson Foods Inc Class A	121,171
51,460	Wal-Mart Stores Inc ~	2,473,682
4,148	Whole Foods Market Inc *	149,411
		$14,592,921

Gold, Metals & Mining --- 1.05%
2,760	AK Steel Holding Corp	32,899
25,561	Alcoa Inc	257,144
2,463	Allegheny Technologies Inc	108,840
1,022	Carpenter Technology Corp	33,552
3,370	Cliffs Natural Resources Inc	158,929
2,583	Commercial Metals Co	34,147
11,590	Freeport-McMoRan Copper & Gold Inc	685,317
12,099	Newmont Mining Corp	746,992
7,876	Nucor Corp	301,493
1,647	Reliance Steel & Aluminum Co	59,539
5,579	Steel Dynamics Inc	73,587
2,387	Titanium Metals Corp *	41,987
3,565	United States Steel Corp	137,431
1,682	Worthington Industries Inc	21,631
		$2,693,488

Health Care Related --- 2.30%
10,526	Aetna Inc	277,676
7,137	AmerisourceBergen Corp	226,600
8,863	Cardinal Health Inc	297,885
1,741	Cerner Corp *	132,125
6,845	CIGNA Corp	212,606
2,399	Community Health Systems Inc *	81,110
3,605	Coventry Health Care Inc *	63,736
2,510	DaVita Inc *	156,724
13,568	Express Scripts Inc *	637,967
5,893	Health Management Associates Inc Class A *	45,789
2,661	Health Net Inc *	64,849
2,322	Henry Schein Inc *	127,478
4,225	Humana Inc *	192,956
842	Kindred Healthcare Inc *	10,811
2,604	Laboratory Corp of America Holdings *	196,211
1,288	LifePoint Hospitals Inc *	40,443
2,431	Lincare Holdings Inc †	79,032
6,626	McKesson Corp	445,002
11,315	Medco Health Solutions Inc *	623,230
1,153	MEDNAX Inc *	64,118
3,030	Omnicare Inc	71,811
1,474	Owens & Minor Inc	41,832
2,356	Patterson Cos Inc	67,217
1,294	Psychiatric Solutions Inc *	42,340
3,667	Quest Diagnostics Inc	182,507
10,356	Tenet Healthcare Corp *	44,945
28,154	UnitedHealth Group Inc	799,574
2,336	Universal Health Services Inc Class B	89,118
2,121	VCA Antech Inc *	52,516
1,184	WellCare Health Plans Inc *	28,108
10,583	WellPoint Inc *	517,826
		$5,914,142

Homebuilding --- 0.16%
6,627	DR Horton Inc	65,143
2,075	KB Home	22,825
3,959	Lennar Corp Class A	55,070
1,037	MDC Holdings Inc	27,947
155	NVR Inc *	101,530
7,860	Pulte Group Inc *	65,081
1,207	Ryland Group Inc	19,095
3,704	Toll Brothers Inc *	60,597
		$417,288

Hotels/Motels --- 0.31%
10,874	Carnival Corp	328,830
6,216	Marriott International Inc Class A	186,107
4,729	Starwood Hotels & Resorts Worldwide Inc	195,922
4,399	Wyndham Worldwide Corp	88,596
		$799,455

Household Goods --- 2.78%
1,105	American Greetings Corp Class A	20,730
1,738	Church & Dwight Co Inc	108,990
3,490	Clorox Co	216,938
12,182	Colgate-Palmolive Co	959,454
1,681	Energizer Holdings Inc *	84,521
3,701	Fortune Brands Inc	145,005
1,778	Harman International Industries Inc *	53,144
10,257	Kimberly-Clark Corp	621,882
3,725	Leggett & Platt Inc	74,724
1,418	Mohawk Industries Inc *	64,888
6,940	Newell Rubbermaid Inc	101,602
71,327	Procter & Gamble Co ~	4,278,193
3,847	Stanley Black & Decker Inc	194,350
1,610	Tupperware Brands Corp	64,159
1,824	Whirlpool Corp	160,184
		$7,148,764

Independent Power Producer --- 0.18%
16,266	AES Corp *	150,298
4,896	Constellation Energy Group Inc	157,896
2,841	Dynegy Inc Class A *	10,938
6,592	NRG Energy Inc *	139,816
		$458,948

Insurance Related --- 3.95%
11,545	Aflac Inc	492,625
13,448	Allstate Corp	386,361
1,823	American Financial Group Inc	49,804
3,413	American International Group Inc * †	117,544
6,534	Aon Corp	242,542
2,507	Arthur J Gallagher & Co	61,121
2,937	Assurant Inc	101,914
40,908	Berkshire Hathaway Inc Class B * ~	3,259,959
2,792	Brown & Brown Inc	53,439
8,094	Chubb Corp	404,781
4,074	Cincinnati Financial Corp	105,394
1,472	Everest Re Group Ltd	104,100
5,612	Fidelity National Financial Inc	72,900
2,615	First American Financial Corp *	33,158
12,150	Genworth Financial Inc *	158,800
1,082	Hanover Insurance Group Inc	47,067
10,929	Hartford Financial Services Group Inc	241,859
2,977	HCC Insurance Holdings Inc	73,711
7,376	Lincoln National Corp	179,163
8,871	Loews Corp	295,493
13,301	Marsh & McLennan Cos Inc	299,938
805	Mercury General Corp	33,359
20,199	MetLife Inc	762,714
6,167	Old Republic International Corp	74,806
7,803	Principal Financial Group Inc	182,902
16,792	Progressive Corp	314,346
2,063	Protective Life Corp	44,128
11,458	Prudential Financial Inc	614,836
1,748	Reinsurance Group of America Inc	79,901
1,231	StanCorp Financial Group Inc	49,905
2,034	Torchmark Corp	100,703
1,621	Transatlantic Holdings Inc	77,743
12,271	Travelers Cos Inc	604,347
1,383	Unitrin Inc	35,405
8,265	Unum Group	179,350
3,223	WR Berkley Corp	85,281
8,304	XL Capital Ltd Class A	132,947
		$10,154,346

Investment Bank/Brokerage Firm --- 1.27%
6,254	Ameriprise Financial Inc	225,957
24,504	Charles Schwab Corp	347,467
4,862	E*Trade Financial Corp *	57,469
12,752	Goldman Sachs Group Inc	1,673,955
535	Greenhill & Co Inc	32,704
3,033	Jefferies Group Inc †	63,936
34,490	Morgan Stanley	800,513
2,495	Raymond James Financial Inc	61,601
		$3,263,602

Leisure & Entertainment --- 0.29%
1,430	Bally Technologies Inc *	46,318
1,569	Boyd Gaming Corp *	13,321
3,230	Hasbro Inc	132,753
7,199	International Game Technology	113,024
779	International Speedway Corp Class A	20,067
994	Life Time Fitness Inc *	31,599
9,043	Mattel Inc	191,350
1,815	Scientific Games Corp Class A *	16,698
1,204	WMS Industries Inc *	47,257
1,675	Wynn Resorts Ltd	127,752
		$740,139

Machinery --- 2.03%
2,385	AGCO Corp *	64,323
2,000	Bucyrus International Inc	94,900
15,413	Caterpillar Inc	925,859
1,119	Crane Co	33,805
5,035	Cummins Inc	327,929
12,900	Danaher Corp	478,848
10,444	Deere & Co	581,522
1,849	Donaldson Co Inc	78,860
4,639	Dover Corp	193,864
4,054	Eaton Corp	265,294
1,434	Flowserve Corp	121,603
1,018	Gardner Denver Inc	45,393
1,412	Graco Inc	39,804
2,059	Harsco Corp	48,386
2,073	IDEX Corp	59,226
9,513	Illinois Tool Works Inc	392,697
2,626	Joy Global	131,536
2,052	Kennametal Inc	52,182
1,067	Lincoln Electric Holdings Inc	54,406
840	Nordson Corp	47,107
2,279	Oshkosh Corp *	71,014
9,121	PACCAR Inc	363,654
2,972	Pall Corp	102,148
3,934	Parker Hannifin Corp	218,180
2,353	Pentair Inc	75,767
1,455	Snap-on Inc	59,524
1,267	SPX Corp	66,910
2,714	Terex Corp *	50,860
2,101	Timken Co	54,605
1,858	Trinity Industries Inc	32,924
500	Valmont Industries Inc	36,330
1,185	Wabtec Corp	47,270
		$5,216,730

Manufacturing --- 0.08%
4,575	Jabil Circuit Inc	60,847
3,258	Molex Inc	59,426
3,056	Trimble Navigation Ltd *	85,568
		$205,841

Medical Products --- 2.00%
14,848	Baxter International Inc	603,423
1,683	Beckman Coulter Inc	101,468
5,779	Becton Dickinson & Co	390,776
36,963	Boston Scientific Corp *	214,385
4,537	CareFusion Corp *	102,990
2,334	CR Bard Inc	180,955
3,733	DENTSPLY International Inc	111,654
2,874	Edwards Lifesciences Corp *	161,001
1,143	Gen-Probe Inc *	51,915
1,471	Hill-Rom Holdings Inc	44,762
6,218	Hologic Inc *	86,617
4,080	Hospira Inc *	234,396
1,393	IDEXX Laboratories Inc * †	84,834
1,975	Immucor Inc *	37,624
974	Intuitive Surgical Inc *	307,414
1,548	Kinetic Concepts Inc *	56,517
1,355	Masimo Corp	32,263
27,265	Medtronic Inc	988,902
1,903	ResMed Inc *	115,721
8,136	St Jude Medical Inc *	293,628
1,387	STERIS Corp	43,108
7,076	Stryker Corp	354,225
1,000	Teleflex Inc	54,280
1,335	Thoratec Corp *	57,045
3,071	Varian Medical Systems Inc *	160,552
5,025	Zimmer Holdings Inc *	271,601
		$5,142,056

Miscellaneous --- 0.16%
3,150	Cintas Corp	75,506
1,793	Copart Inc *	64,207
956	Corporate Executive Board Co	25,114
1,325	Dun & Bradstreet Corp	88,934
1,085	FTI Consulting Inc *	47,295
4,464	Iron Mountain Inc	100,262
1,351	Navigant Consulting Inc *	14,023
		$415,341

Office Equipment & Supplies --- 0.23%
2,792	Avery Dennison Corp	89,707
1,508	Herman Miller Inc	28,456
1,258	HNI Corp	34,708
836	Mine Safety Appliances Co	20,716
5,197	Pitney Bowes Inc	114,126
33,810	Xerox Corp	271,833
1,462	Zebra Technologies Corp Class A *	37,091
		$596,637

Oil & Gas --- 10.10%
12,137	Anadarko Petroleum Corp	438,024
8,297	Apache Corp	698,524
3,989	Arch Coal Inc	79,022
1,373	Atwood Oceanics Inc *	35,039
10,559	Baker Hughes Inc	438,938
1,045	Bill Barrett Corp *	32,155
2,538	Cabot Oil & Gas Corp	79,490
6,086	Cameron International Corp *	197,917
16,315	Chesapeake Energy Corp	341,799
49,654	Chevron Corp ~	3,369,520
2,068	Cimarex Energy Co	148,027
1,303	Comstock Resources Inc *	36,119
36,734	ConocoPhillips	1,803,272
5,471	Consol Energy Inc	184,701
9,807	Denbury Resources Inc *	143,575
11,012	Devon Energy Corp	670,851
1,682	Diamond Offshore Drilling Inc †	104,604
17,431	El Paso Corp	193,658
6,222	EOG Resources Inc	612,058
1,456	Exterran Holdings Inc *	37,579
126,553	Exxon Mobil Corp ~	7,222,353
3,033	FMC Technologies Inc *	159,718
2,848	Forest Oil Corp *	77,921
2,938	Frontier Oil Corp	39,516
22,290	Halliburton Co	547,220
2,385	Helix Energy Solutions Group Inc *	25,686
2,595	Helmerich & Payne Inc	94,769
7,299	Hess Corp	367,432
17,429	Marathon Oil Corp	541,868
2,426	Mariner Energy Inc *	52,111
2,536	Massey Energy Co	69,360
4,678	Murphy Oil Corp	231,795
6,896	Nabors Industries Ltd *	121,508
10,486	National-Oilwell Varco Inc	346,772
3,295	Newfield Exploration Co *	160,994
4,271	Noble Energy Inc	257,669
20,056	Occidental Petroleum Corp	1,547,320
1,456	Oceaneering International Inc *	65,374
671	Overseas Shipholding Group Inc	24,854
2,072	Patriot Coal Corp *	24,346
3,931	Patterson-UTI Energy Inc	50,592
6,579	Peabody Energy Corp	257,436
2,940	Pioneer Natural Resources Co †	174,783
3,428	Plains Exploration & Production Co *	70,651
4,481	Pride International Inc *	100,106
4,344	QEP Resources Inc *	45,924
3,176	Quicksilver Resources Inc *	34,936
3,875	Range Resources Corp	155,581
2,926	Rowan Cos Inc *	64,196
29,561	Schlumberger Ltd	1,635,906
5,987	Smith International Inc	225,411
3,192	Southern Union Co	69,777
8,656	Southwestern Energy Co *	334,468
16,201	Spectra Energy Corp	325,154
2,799	Sunoco Inc	97,321
1,835	Superior Energy Services Inc *	34,259
3,880	Tesoro Corp	45,280
1,322	Tidewater Inc	51,188
1,010	Unit Corp *	40,996
13,823	Valero Energy Corp	248,538
14,593	Williams Cos Inc	266,760
		$25,952,721

Paper & Forest Products --- 0.21%
10,597	International Paper Co	239,810
2,560	Louisiana-Pacific Corp *	17,126
4,276	MeadWestvaco Corp	94,927
5,353	Weyerhaeuser Co	188,426
		$540,289

Personal Loans --- 0.77%
29,542	American Express Co	1,172,817
2,422	AmeriCredit Corp *	44,129
11,200	Capital One Financial Corp	451,360
13,251	Discover Financial Services	185,249
12,007	SLM Corp *	124,753
		$1,978,308

Pharmaceuticals --- 5.65%
38,359	Abbott Laboratories	1,794,434
7,563	Allergan Inc	440,620
42,296	Bristol-Myers Squibb Co	1,054,862
25,027	Eli Lilly & Co	838,405
2,995	Endo Pharmaceuticals Holdings Inc *	65,351
7,514	Forest Laboratories Inc *	206,109
68,291	Johnson & Johnson ~	4,033,266
6,581	King Pharmaceuticals Inc *	49,950
1,593	Medicis Pharmaceutical Corp Class A	34,855
76,996	Merck & Co Inc ~	2,692,550
7,856	Mylan Inc * †	133,866
2,054	Perrigo Co	121,330
199,500	Pfizer Inc ~	2,844,870
1,558	Valeant Pharmaceuticals International * †	81,468
2,575	Watson Pharmaceuticals Inc *	104,468
		$14,496,404

Photography/Imaging --- 0.01%
6,491	Eastman Kodak Co * †	28,171
		$28,171

Pollution Control --- 0.35%
556	Clean Harbors Inc *	36,924
7,920	Republic Services Inc	235,462
1,148	Rollins Inc	23,752
2,156	Stericycle Inc *	141,390
2,022	Waste Connections Inc *	70,548
12,146	Waste Management Inc	380,048
		$888,124

Printing & Publishing --- 0.23%
1,433	Deluxe Corp	26,869
6,123	Gannett Co Inc	82,416
979	John Wiley & Sons Inc Class A	37,858
7,717	McGraw-Hill Cos Inc	217,156
1,010	Meredith Corp	31,441
3,270	New York Times Co Class A *	28,286
5,133	RR Donnelley & Sons Co	84,027
714	Scholastic Corp	17,222
153	Washington Post Co Class B	62,803
		$588,078

Railroads --- 0.75%
9,598	CSX Corp	476,349
2,568	Kansas City Southern *	93,347
9,098	Norfolk Southern Corp	482,649
12,464	Union Pacific Corp	866,372
		$1,918,717

Real Estate --- 1.93%
1,104	Alexandria Real Estate Equities Inc REIT	69,960
3,886	AMB Property Corp REIT	92,137
2,924	Apartment Investment & Management Co Class A REIT	56,638
1,990	AvalonBay Communities Inc REIT	185,806
3,403	Boston Properties Inc REIT	242,770
1,437	BRE Properties Inc REIT	53,068
1,646	Camden Property Trust REIT	67,239
6,636	CB Richard Ellis Group Inc Class A *	90,316
1,425	Corporate Office Properties Trust REIT	53,808
2,446	Cousins Properties Inc REIT	16,486
5,754	Duke Realty Corp REIT	65,308
1,040	Equity One Inc REIT	16,224
6,913	Equity Residential REIT	287,857
770	Essex Property Trust Inc REIT	75,106
1,563	Federal Realty Investment Trust REIT	109,832
7,319	HCP Inc REIT	236,038
2,998	Health Care Inc REIT	126,276
1,780	Highwoods Properties Inc REIT	49,413
3,136	Hospitality Properties Trust REIT	66,170
15,969	Host Hotels & Resorts Inc REIT	215,262
1,058	Jones Lang LaSalle Inc	69,447
10,036	Kimco Realty Corp REIT	134,884
2,961	Liberty Property Trust REIT	85,425
3,283	Macerich Co REIT	122,522
2,022	Mack-Cali Realty Corp REIT	60,114
2,877	Nationwide Health Properties Inc REIT	102,910
2,311	Omega Healthcare Investors Inc REIT	46,058
3,952	Plum Creek Timber Co Inc REIT †	136,463
1,115	Potlatch Corp REIT	39,839
11,989	ProLogis REIT	121,449
3,328	Public Storage REIT	292,564
1,917	Rayonier Inc REIT	84,386
2,683	Realty Income Corp REIT †	81,375
2,068	Regency Centers Corp REIT	71,139
3,133	Senior Housing Properties Trust REIT	63,005
7,243	Simon Property Group Inc REIT	584,872
1,880	SL Green Realty Corp REIT	103,475
3,853	UDR Inc REIT	73,708
3,888	Ventas Inc REIT	182,542
3,866	Vornado Realty Trust REIT	282,025
2,740	Weingarten Realty Investors REIT	52,197
		$4,966,113

Restaurants --- 1.21%
861	Bob Evans Farms Inc	21,198
2,530	Brinker International Inc	36,584
2,253	Burger King Holdings Inc	37,940
1,370	Cheesecake Factory Inc *	30,496
775	Chipotle Mexican Grill Inc *	106,028
3,396	Darden Restaurants Inc	131,935
26,582	McDonald's Corp	1,750,956
779	Panera Bread Co Class A *	58,651
18,287	Starbucks Corp	444,374
8,075	Wendy's/Arby's Group Inc	32,300
11,545	Yum! Brands Inc	450,717
		$3,101,179

Retail --- 4.21%
1,314	99 Cents Only Stores *	19,447
1,860	Aaron's Inc	31,750
2,157	Abercrombie & Fitch Co	66,198
2,167	Advance Auto Parts Inc	108,740
2,523	Aeropostale Inc *	72,259
8,448	Amazon.com Inc *	923,029
5,372	American Eagle Outfitters Inc	63,121
1,642	AnnTaylor Stores Corp *	26,715
2,482	AutoNation Inc * †	48,399
721	AutoZone Inc *	139,312
1,035	Barnes & Noble Inc †	13,352
6,422	Bed Bath & Beyond Inc *	238,128
8,582	Best Buy Co Inc	290,587
2,114	Big Lots Inc *	67,838
5,660	CarMax Inc *	112,634
4,558	Chicos FAS Inc	45,033
1,332	Coldwater Creek Inc *	4,476
1,797	Collective Brands Inc *	28,393
33,709	CVS Caremark Corp	988,348
2,098	Dick's Sporting Goods Inc *	52,219
3,155	Dollar Tree Inc *	131,322
1,541	Dress Barn Inc *	36,691
5,399	Expedia Inc	101,393
3,361	Family Dollar Stores Inc	126,676
3,884	Foot Locker Inc	49,016
3,733	GameStop Corp Class A *	70,143
11,125	Gap Inc	216,493
1,528	Guess? Inc	47,735
41,618	Home Depot Inc	1,168,217
1,456	J Crew Group Inc *	53,595
5,857	JC Penney Co Inc	125,808
7,682	Kohl's Corp *	364,895
6,511	Limited Brands Inc	143,698
35,403	Lowe's Cos Inc	722,929
10,664	Macy's Inc	190,886
1,049	Netflix Inc *	113,974
4,102	Nordstrom Inc	132,043
6,803	Office Depot Inc *	27,484
3,497	O'Reilly Automotive Inc *	166,317
3,075	PetSmart Inc	92,773
1,133	priceline.com Inc *	200,020
3,208	RadioShack Corp	62,588
1,494	Rent-A-Center Inc *	30,268
3,122	Ross Stores Inc	166,371
4,049	Saks Inc * †	30,732
1,171	Sears Holdings Corp * †	75,705
2,341	Sherwin-Williams Co	161,974
18,264	Staples Inc	347,929
18,242	Target Corp	896,959
3,196	Tiffany & Co	121,160
10,106	TJX Cos Inc	423,947
890	Tractor Supply Co	54,263
3,247	Urban Outfitters Inc *	111,664
24,295	Walgreen Co	648,677
2,653	Williams-Sonoma Inc	65,848
		$10,820,171

Savings & Loans --- 0.23%
2,286	Astoria Financial Corp	31,455
5,128	First Niagara Financial Group Inc	64,254
11,514	Hudson City Bancorp Inc	140,931
10,549	New York Community Bancorp Inc	161,083
2,995	NewAlliance Bancshares Inc	33,574
9,437	People's United Financial Inc	127,400
2,469	Washington Federal Inc	39,949
		$598,646

Shoes --- 0.26%
9,612	NIKE Inc Class B	649,291
1,275	Timberland Co Class A *	20,591
		$669,882

Specialized Services --- 1.98%
1,919	Acxiom Corp *	28,190
1,285	Alliance Data Systems Corp * †	76,483
3,133	Apollo Group Inc Class A *	133,059
12,424	Automatic Data Processing Inc	500,066
1,135	Brink's Co	21,599
3,371	Broadridge Financial Solutions Inc	64,218
1,815	Career Education Corp *	41,781
7,308	Cognizant Technology Solutions Corp Class A *	365,838
3,820	Computer Sciences Corp	172,855
3,440	Convergys Corp *	33,746
2,615	CoreLogic Inc	46,181
2,440	Corinthian Colleges Inc * †	24,034
3,053	Corrections Corp of America *	58,251
1,521	DeVry Inc	79,837
1,029	DST Systems Inc	37,188
3,103	Equifax Inc	87,070
8,064	Fidelity National Information Services Inc	216,276
3,713	Fiserv Inc *	169,536
1,667	Gartner Inc *	38,758
2,145	Global Payments Inc	78,378
8,137	H&R Block Inc	127,670
2,201	Hewitt Associates Inc Class A *	75,846
738	ITT Educational Services Inc * †	61,269
1,254	Korn/Ferry International *	17,431
2,329	Lender Processing Services Inc	72,921
2,086	Manpower Inc	90,073
589	ManTech International Corp Class A *	25,074
2,375	Mastercard Inc Class A	473,884
854	Matthews International Corp Class A	25,005
3,135	Monster Worldwide Inc *	36,523
2,027	NeuStar Inc *	41,797
7,867	Paychex Inc	204,306
1,230	Regis Corp	19,151
3,861	Robert Half International Inc	90,927
7,525	SAIC Inc *	125,968
6,299	Service Corp International	46,613
1,665	Sotheby's	38,079
1,183	SRA International Inc Class A *	23,270
334	Strayer Education Inc †	69,435
5,239	Total System Services Inc	71,250
1,052	Towers Watson & Co	40,870
11,198	Visa Inc Class A	792,258
16,725	Western Union Co	249,370
		$5,092,334

Telephone & Telecommunications --- 2.78%
10,084	American Tower Corp Class A *	448,738
146,317	AT&T Inc ~	3,539,408
7,470	CenturyTel Inc	248,826
6,025	Cincinnati Bell Inc *	18,135
7,982	Frontier Communications Corp †	56,752
6,146	MetroPCS Communications Inc *	50,336
36,298	Qwest Communications International Inc	190,565
74,375	Sprint Nextel Corp *	315,350
1,895	Syniverse Holdings Inc *	38,753
2,310	Telephone & Data Systems Inc	70,201
3,996	tw telecom inc *	66,653
70,065	Verizon Communications Inc	1,963,221
11,675	Windstream Corp	123,288
		$7,130,226

Textiles --- 0.30%
7,707	Coach Inc	281,691
1,250	Fossil Inc *	43,375
2,393	Hanesbrands Inc *	57,575
1,297	Phillips-Van Heusen Corp	60,012
1,384	Polo Ralph Lauren Corp	100,977
1,029	Under Armour Inc Class A * †	34,091
2,196	VF Corp	156,311
1,136	Warnaco Group Inc *	41,055
		$775,087

Tobacco --- 1.42%
51,347	Altria Group Inc	1,028,994
3,794	Lorillard Inc	273,092
45,868	Philip Morris International Inc	2,102,589
4,278	Reynolds American Inc	222,969
701	Universal Corp †	27,816
		$3,655,460

Transportation --- 0.13%
1,150	Alexander & Baldwin Inc	34,247
1,299	Con-way Inc	38,996
2,299	JB Hunt Transport Services Inc	75,108
1,326	Kirby Corp *	50,720
1,288	Landstar System Inc	50,219
1,318	Ryder System Inc	53,023
1,204	Werner Enterprises Inc †	26,356
		$328,669

Utilities --- 1.71%
1,992	AGL Resources Inc	71,353
2,653	Alliant Energy Corp	84,206
5,863	Ameren Corp	139,364
2,337	Atmos Energy Corp	63,192
1,088	Black Hills Corp	30,975
9,695	CenterPoint Energy Inc	127,586
5,943	CMS Energy Corp	87,065
6,899	Consolidated Edison Inc	297,347
14,781	Dominion Resources Inc	572,616
4,096	DTE Energy Co	186,819
1,714	Energen Corp	75,982
3,366	EQT Corp	121,647
1,835	Integrys Energy Group Inc	80,263
4,903	MDU Resources Group Inc	88,401
1,951	National Fuel Gas Co	89,512
1,113	Nicor Inc	45,076
6,797	NiSource Inc	98,556
2,326	OGE Energy Corp	85,039
2,641	Oneok Inc	114,223
9,296	PG&E Corp	382,066
12,664	Public Service Enterprise Group Inc	396,763
4,344	Questar Corp	151,685
2,685	SCANA Corp	96,016
6,053	Sempra Energy	283,220
5,115	TECO Energy Inc	77,083
2,797	UGI Corp	71,156
1,996	Vectren Corp	47,225
1,151	WGL Holdings Inc	39,169
2,837	Wisconsin Energy Corp	143,949
11,168	Xcel Energy Inc	230,172
		$4,377,726

Water --- 0.03%
3,429	Aqua America Inc	60,625
		$60,625

TOTAL COMMON STOCK --- 98.31%		$252,520,735
(Cost $259,451,481)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

3,443,000	Federal Home Loan Bank	3,443,000
	0.00% July 1, 2010
550,000	United States of America	549,880
	0.11% September 9, 2010

TOTAL SHORT-TERM INVESTMENTS --- 1.55%		$3,992,880
(Cost $3,992,880)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

822,890	Bank of America LLC	822,890
	Repurchase Agreement
	0.05% July 1, 2010
823,231	BNP Paribas Securities Corp	823,231
	Repurchase Agreement
	0.04% July 1, 2010
941,225	Barclays Capital Inc	941,225
	Repurchase Agreement
	0.01% July 1, 2010
822,890	Household Bank Securities Inc	822,890
	Repurchase Agreement
	0.01% July 1, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 1.33%		$3,410,236
(Cost $3,410,236)

OTHER ASSETS & LIABILITIES --- (1.19%)		$(3,067,390)

TOTAL NET ASSETS --- 100%		$256,856,461
(Cost $266,854,597)

At June 30, 2010, the Portfolio had the following outstanding future contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
S&P 500 Emini Long Futures	78	$4,003,740	Sept 2010	$(116,340)
S&P Mid 400 Emini Long Futures	5	355,000	Sept 2010	(6,314)

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at June 30, 2010.
REIT	Real Estate Investment Trust
~	Collateral or Segregated Assets for Futures

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets.
See Notes to Financial Statements.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Stock Index Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/09)	(06/30/10)	(12/31/09-06/30/10)

Actual	$1,000.00	$935.54	$2.88

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.82	$3.01

*Expenses are equal to the Portfolio's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Availability of Quarterly Portfolio Schedule.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approvals

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 26, 2010 (the "Meeting"), approved the continuation of (i) with respect to each of the Fund's Portfolios, the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) with respect to the Portfolios that are also sub-advised, as indicated below, the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and the following Sub-Advisers:

Sub-Adviser	Portfolio(s)
Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio
Federated Investment Management Company	Maxim Federated Bond Portfolio
Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio
Invesco Advisers, Inc.* (formerly known as Invesco Institutional (N.A.), Inc.)	Maxim Invesco ADR Portfolio Maxim Small-Cap Value Portfolio
Franklin Advisers, Inc.	Maxim Global Bond Portfolio
Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio
Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio
Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio Maxim MFS International Value Portfolio
Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio
Putnam Investment Management, LLC	Maxim Putnam High Yield Bond Portfolio
Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio
T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio
*
At the close of business on December 31, 2009, Invesco Global Asset Management (N.A.), Inc., former Sub-Adviser to the Maxim Invesco ADR Portfolio, merged into Invesco Institutional (N.A.), Inc., which was renamed Invesco Advisers, Inc.

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.  MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.  In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval.  Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security.  MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 23, 2010, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements").  The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole.  Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers.  Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios.  The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.  Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser's communications with the Board, as well as the adviser's responsiveness to the Board, was taken into account.  The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio.  The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds.  For Portfolios other than the Fund's "Index Portfolios" (comprised of the Maxim Bond Index Portfolio, Maxim Index 600 Portfolio, Maxim Stock Index Portfolio, and Maxim S&P 500 Index Portfolio), this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2009, calendar year returns for the five-year period ended December 31, 2009, and risk-adjusted performance measures.  In addition, except for the Index Portfolios and the Fund's "Asset Allocation Portfolios" (comprised of the Maxim Profile Portfolios, Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundation Lifetime Portfolios, and Maxim SecureFoundation Balanced Portfolio), for which Morningstar performance information is not provided, this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category.  The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and asset class from within, to the extent applicable, the Portfolio's Morningstar category.  In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Asset Allocation Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating.  For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis.  In this regard, the Board noted that the Maxim Ariel Small-Cap Value Portfolio, Maxim Ariel MidCap Value Portfolio, Maxim MFS International Value Portfolio, Maxim Putnam High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance.

With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios' position in the Fund's overall Portfolio lineup. The Board noted that the Portfolios had performed significantly better than the median fund performance for funds within their Morningstar categories over the most recent calendar-year period, and concluded that, despite the Portfolios' underperformance over the long-term, there is a market for the Portfolios' shares.  With regard to the Maxim MFS International Value Portfolio, the Board noted that MFS replaced the Portfolio's previous Sub-Adviser in September 2009, and concluded that, in light of the Portfolio's competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio.  Similarly, with respect to the Maxim Putnam High Yield Bond Portfolio, the Board noted that Putnam had replaced the Portfolio's previous Sub-Adviser in August 2009, and concluded that, in light of the Portfolio's competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio.  With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, changes in the management of the Sub-Adviser, and the short-term and long-term performance of the Portfolio.  The Board also took into consideration its discussion with management regarding monitoring the Portfolio's performance, and concluded that the Portfolio's performance was being addressed.  As to the remaining Portfolios (other than the Index Portfolios and Asset Allocation Portfolios), the Board determined that it was satisfied with investment performance.

The Board reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track, and concluded that it was satisfied with the investment performance of the Index Portfolios.  The Board also reviewed, to the extent available, the performance of each Asset Allocation Portfolio as compared against the performance of similarly managed funds.  Based on the information provided, the Board concluded that it was satisfied with the investment performance of the Maxim Profile Portfolios.  With respect to the Maxim Lifetime Asset Allocation Portfolios, the Board noted that these Portfolios had commenced operations on May 1, 2009, and concluded that, in light of the Portfolios' short track record, the Board was generally satisfied with the management of these Portfolios.  With regard to the Maxim SecureFoundation Lifetime Portfolios and Maxim SecureFoundation Balanced Portfolio, the Board noted that no performance information was provided for their consideration as these Portfolios had only recently commenced operations.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and, to the extent available, the Sub-Advisers from their relationships with the Portfolios.  With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers.  In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index Portfolios and Asset Allocation Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index Portfolios and Asset Allocation Portfolios) were generally comparable to the annual expense ratios of similar funds, although some Portfolios had expense ratios that were at the higher end in comparison to the similar funds, including the Maxim Small-Cap Value Portfolio, Maxim MidCap Value Portfolio, Maxim Global Bond Portfolio, and Maxim Putnam High Yield Bond Portfolio.  The Board further noted that the Portfolios' expense ratios were near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar fund category.  Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the risks assumed by MCM in connection with those Maxim accounts and the similarly managed institutional accounts, as presented by MCM.

With respect to the Index Portfolios and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds, even though some Portfolios had expense ratios that were at the higher end of the range, including the Maxim Bond Index Portfolio and Maxim S&P 500 Portfolio.  With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the generally result of arms-length negotiations given that, with the exception of Putnam, none of the Sub-Advisers is an affiliate of MCM.

As for the Lifetime Portfolios, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Lifetime Portfolios were higher in comparison to the expense ratios of similar funds.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers.  The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers.  In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose.  The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses.  Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets.   Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers.  The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.  The Board also considered the extent to which the Profile Portfolios may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments.  Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.  The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not required in filing.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.
By:	/s/ M.T.G. Graye

M.T.G. Graye
President & Chief Executive Officer

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye

M.T.G. Graye
President & Chief Executive Officer

Date:	August 20, 2010

By:	/s/ M.C. Maiers

M.C. Maiers
Chief Financial Officer, Treasurer & Investment Operations Compliance Officer
Date:	August 20, 2010